Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Current income tax (benefits)/expenses	$ 53	$ 183	$ 315
Deferred income tax expenses	(178)	966	4,361
Income tax (benefits)/expenses	$ (125)	$ 1,149	$ 4,676